SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
SignificantAccountingPoliciesLineItem [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The accompanying unaudited consolidated financial statements as of March 31, 2026 and for the three months then ended, have been prepared in accordance with GAAP and the rules of the SEC. In the opinion of management, all adjustments (consisting of normal accruals), considered for a fair presentation have been included. The unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2025. The interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future interim periods.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany transactions and balances have been eliminated in consolidation.

Emerging Growth Company

The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and may take advantage of certain exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies.

These exemptions include, among others, an exemption from the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation, and exemptions from the requirements to hold nonbinding advisory votes on executive compensation and shareholder approval of certain golden parachute payments.

Section 102(b)(1) of the JOBS Act provides that an EGC may take advantage of an extended transition period for complying with new or revised accounting standards. The Company has elected not to opt out of the extended transition period.

As a result, the Company’s financial statements may not be comparable to companies that comply with public company effective dates for new or revised accounting standards.

Use of Estimates

The preparation of the unaudited consolidated financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of March 31, 2026 and December 31, 2025, the Company had cash and cash equivalent of $259,885 and $459,048 respectively.

Cash and Investments Held in Trust Account

As of March 31, 2026 and December 31, 2025, the Company had $60,960,574 and $60,429,224, respectively, held in the Trust Account, which is presented as “Cash and Investments held in Trust Account” on the accompanying consolidated balance sheets.

Cash and investments held in the Trust Account were comprised of money market funds that invest in U.S. government securities. Investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Earnings on cash and investments held in the Trust Account are included in interest earned on cash and investments held in the Trust Account in the accompanying statement of operations. The estimated fair value of cash and investments held in the Trust Account is determined using available market information.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash maintained in financial institutions, which at times may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

As of March 31, 2026 and December 31, 2025, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant credit risk related to these accounts.

However, any loss incurred or lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

Offering Costs associated with the IPO

The Company applies ASC 340-10-S99-1 (SAB Topic 5.A, “Expenses of Offering”) in accounting for offering costs. Offering costs consisted principally of legal, accounting, underwriting and other costs directly related to the IPO. These costs were allocated to the separable financial instruments issued in the IPO based on their relative fair values.

Upon completion of the IPO, offering costs allocated to the Public Shares were charged against the carrying value of ordinary shares subject to possible redemption, and offering costs allocated to the Public Rights were charged to additional paid-in capital. See Note 3 for additional detail regarding the IPO structure and related costs.

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with ASC 480, Distinguishing Liabilities from Equity. Ordinary shares that are subject to mandatory redemption are classified as liabilities and measured at fair value. Conditionally redeemable ordinary shares— including shares with redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control—are classified as temporary equity.

The Company’s Public Shares include redemption features that are considered to be outside the Company’s control and, therefore, are classified as ordinary shares subject to possible redemption. As of March 31, 2026 and December 31, 2025, ordinary shares subject to possible redemption of $60,960,574 and $60,429,224 are presented as temporary equity outside of shareholders’ equity respectively.

Immediately upon the closing of the IPO, the Company recognized accretion from the initial carrying value of the ordinary shares subject to possible redemption to their redemption value. Thereafter, the Company recognizes changes in redemption value as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Adjustments to the carrying amount are recorded as charges to additional paid-in capital, or to accumulated deficit if additional paid-in capital is not available.

As of March 31, 2026 and December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption, as of December 31, 2025	$60,429,224

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	531,350
Ordinary shares subject to possible redemption, as of March 31, 2026	$60,960,574

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s unaudited consolidated financial statements.

Net Loss per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share”. Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. Remeasurement of carrying value to redemption value of redeemable ordinary shares is excluded from income (loss) per share as the redemption value approximates fair value.

For the three months ended March 31, 2026, the Company has not considered the effect of the Rights included in the IPO and Private Placement Units in the calculation of diluted net income (loss) per share, since the conversion of the Rights is contingent upon the occurrence of future events and the inclusion of such Rights would be anti-dilutive and the Company did not have any other dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the period presented. The net income (loss) per share presented in the statements of operations is based on the following:

	For the three months ended March 31, 2026	For the three months ended March 31, 2025
Net loss	$(53,287)	$-
Allocation of net loss – redeemable	$(38,749)	$-
Allocation of net loss – non-redeemable	$(14,538)	$-
Weighted-average shares outstanding – redeemable	6,000,000	-
Basic and diluted net loss per share – redeemable	$(0.01)	$-
Weighted-average shares outstanding – non-redeemable	2,427,500	2,133,333
Basic and diluted net loss per share – non-redeemable	$(0.01)	$-

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, which are primarily short-term in nature, approximate fair value. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques used to measure fair value, giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities. Investments held in the Trust Account that are measured at fair value (such as money market funds investing in U.S. Treasury securities) are generally classified within Level 1.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — unobservable inputs for the asset or liability. The following tables present information about the Company’s assets measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025 and indicate the fair value hierarchy of the inputs used to determine such fair values.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	March 31,	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,960,574	$60,960,574	$—	$—
Cash and cash equivalent	259,885	259,885	-	-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$—	$—
Cash and cash equivalent	459,048	459,048	-	-

Recent Accounting Standards

Management evaluates newly issued accounting standards on an ongoing basis to determine their potential impact on the Company’s financial statements.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on both an annual and interim basis. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

As described in Note 1, the Company consummated its Initial Public Offering on October 23, 2025 and substantially all of the proceeds are held in a Trust Account and are restricted for the purpose of completing a Business Combination or redeeming the Company’s public shares.

Emerging Growth Company

The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and may take advantage of certain exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies.

These exemptions include, among others, an exemption from the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation, and exemptions from the requirements to hold nonbinding advisory votes on executive compensation and shareholder approval of certain golden parachute payments.

Section 102(b)(1) of the JOBS Act provides that an EGC may take advantage of an extended transition period for complying with new or revised accounting standards. The Company has elected not to opt out of the extended transition period.

As a result, the Company’s financial statements may not be comparable to companies that comply with public company effective dates for new or revised accounting standards.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period.

Actual results could differ from those estimates, and such differences could be material.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2025 and 2024, the Company had cash and cash equivalent of $459,048 and $1,487 respectively.

Cash and Investments Held in Trust Account

As of December 31, 2025, the Company had $60,429,224 held in the Trust Account (“Cash and Investments held in Trust Account”).

In cash and investments held in the Trust Account comprised of money market funds that invest in U.S. government securities. Investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Earnings on cash and investments held in the Trust Account are included in interest earned on cash and investments held in the Trust Account in the accompanying statement of operations. The estimated fair value of cash and investments held in the Trust Account is determined using available market information.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash maintained in financial institutions, which at times may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

As of December 31, 2025 and 2024, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant credit risk related to these accounts.

However, any loss incurred or lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

Offering Costs associated with the IPO

The Company applies ASC 340-10-S99-1 (SAB Topic 5.A, “Expenses of Offering”) in accounting for offering costs. Offering costs consisted principally of legal, accounting, underwriting and other costs directly related to the IPO. These costs were allocated to the separable financial instruments issued in the IPO based on their relative fair values.

Upon completion of the IPO, offering costs allocated to the Public Shares were charged against the carrying value of ordinary shares subject to possible redemption, and offering costs allocated to the Public Rights were charged to additional paid-in capital. See Note 3 for additional detail regarding the IPO structure and related costs.

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with ASC 480, Distinguishing Liabilities from Equity. Ordinary shares that are subject to mandatory redemption are classified as liabilities and measured at fair value. Conditionally redeemable ordinary shares— including shares with redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control—are classified as temporary equity.

The Company’s Public Shares include redemption features that are considered to be outside the Company’s control and, therefore, are classified as ordinary shares subject to possible redemption. As of December 31, 2025, ordinary shares subject to possible redemption of $60,429,224 are presented as temporary equity outside of shareholders’ equity.

Immediately upon the closing of the IPO, the Company recognized accretion from the initial carrying value of the ordinary shares subject to possible redemption to their redemption value. Thereafter, the Company recognizes changes in redemption value as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Adjustments to the carrying amount are recorded as charges to additional paid-in capital, or to accumulated deficit if additional paid-in capital is not available.

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes, using the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, and are measured using enacted tax rates expected to apply in the periods in which those differences are expected to reverse. The effects of changes in enacted tax rates on deferred tax assets and liabilities are recognized in income in the period that includes the enactment date.

ASC 740 also prescribes a recognition threshold and measurement attribute for uncertain tax positions. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. As of December 31, 2025 and 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties.

Under current Cayman Islands law, the Company is not subject to income taxes in the Cayman Islands. Accordingly, income taxes are not levied on the Company in the Cayman Islands. The Company may be subject to U.S. federal and state income taxes, if any, including on interest and other income earned outside of the Cayman Islands, as applicable.

The Company may be subject to examination by taxing authorities in the jurisdictions in which it operates and files tax returns. Any interest income earned on U.S. government securities held in the Trust Account is expected to qualify for the portfolio interest exemption or otherwise be exempt from U.S. withholding taxes, subject to applicable limitations and requirements. Potential shareholder-level tax consequences (including possible PFIC considerations) depend on each shareholder’s particular circumstances.

Net Income (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share”. Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. Remeasurement of carrying value to redemption value of redeemable ordinary shares is excluded from income (loss) per share as the redemption value approximates fair value. For the year ended December 31, 2025, the Company has not considered the effect of the Rights included in the IPO and Private Placement Units in the calculation of diluted net income (loss) per share, since the conversion of the Rights is contingent upon the occurrence of future events and the inclusion of such Rights would be anti-dilutive and the Company did not have any other dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the period presented. The net income (loss) per share presented in the statements of operations is based on the following:

	For the Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Net income (loss)	$245,454	$(79,422)

	For the Year Ended December 31, 2025		For the period from March 11, 2024 (inception) to December 31, 2024
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Ownership percentage	34%	66%	—	100%
Numerators:
Allocation of net income (loss)	84,212	161,242	—	(79,422)
Denominators:
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Basic and diluted net income (loss) per share	$0.07	$0.07	—	$(0.04)

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, which are primarily short-term in nature, approximate fair value. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques used to measure fair value, giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities. Investments held in the Trust Account that are measured at fair value (such as money market funds investing in U.S. Treasury securities) are generally classified within Level 1.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — unobservable inputs for the asset or liability. The following table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2025 and indicates the fair value hierarchy of the inputs used to determine such fair values.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$—	$—
Cash and cash equivalent	459,048	459,048	-	-

Recent Accounting Pronouncements

Management evaluates newly issued accounting standards on an ongoing basis to determine their potential impact on the Company’s financial statements.

Based on its assessment to date, management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, would have a material effect on the Company’s financial statements.

Goodvision Inc [Member]
SignificantAccountingPoliciesLineItem [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make, on an ongoing basis, estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and judgments made by management include, but are not limited to:

●	Revenue recognition, including the identification of performance obligations and the measurement of variable consideration.
●	Expected credit losses on accounts receivable, which are evaluated on an individual basis rather than under a pooled model due to the Company’s limited number of customers and the significance of individual balances. Management concluded that the Company’s receivables do not share sufficiently similar risk characteristics to support pooling under the Current Expected Credit Loss (“CECL”) model.
●	Income taxes, including deferred tax asset realizability and the assessment of uncertain tax positions.
●	Commitments and contingencies, including the evaluation of potential loss exposures.

Management bases its estimates on historical experience, current conditions, and various other assumptions believed to be reasonable under the circumstances. Estimates are reviewed periodically and adjusted as necessary to reflect changes in facts and circumstances.

Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company did not hold any cash equivalents as of September 30, 2025 or September 30, 2024. Accordingly, cash as reported on the balance sheets and statements of cash flows consists entirely of demand deposits held at financial institutions. The Company did not have any restricted cash as of September 30, 2025 or September 30, 2024.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Marketable Securities

The Company classifies certificates of deposit with original maturities greater than three months as marketable securities. Such investments are classified as current or non-current based on their contractual maturity dates and the availability of funds for use in current operations. Interest income is recognized when earned and is included in other income (expense), net, in the accompanying statements of operations. The Company evaluates these investments for impairment at each balance sheet date. As of September 30, 2025 and 2024, no unrealized gains or losses or impairment charges had been recognized on such investments.

Expected credit losses

In 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 326, which introduced an expected credit loss model for the measurement of credit losses on financial instruments measured at amortized cost.

The Company’s accounts receivable are within the scope of ASC Topic 326.

For the years ended September 30, 2025 and 2024, due to the Company’s limited number of customers and the significance of individual customer balances, management evaluated expected credit losses on accounts receivable on an individual receivable basis, rather than using a pooled methodology. Management concluded that the Company’s receivables do not share sufficiently similar risk characteristics to support pooling under the CECL model.

In performing its assessment, management considered customer-specific factors, including historical payment experience, current financial condition, contractual payment terms, and any known or anticipated changes in the customer’s ability to pay. Management also considered current economic conditions and reasonable and supportable forecasts to the extent relevant to the Company’s customer base. This evaluation is performed on a periodic basis and updated as facts and circumstances change.

Accounts receivable are presented net of any allowance for credit losses. An allowance for expected credit losses is recorded when management determines that collection of amounts due is not probable. Accounts receivable are written off when there is information indicating that the counterparty is experiencing severe financial difficulty and there is no reasonable expectation of recovery.

For the years ended September 30, 2025 and 2024, no allowance for expected credit losses was recorded.

Prepaid expenses

Prepaid expenses are mainly comprised of advances to suppliers for future services to be performed. This amount is refundable and bears no interest. For any prepayments that management determines will not be in receipts of services, or refundable, the Company recognizes an allowance account to reserve such balances. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. For the years ended September 30, 2025 and 2024, no allowance for doubtful accounts was recorded in relation to prepaid expenses.

Other assets - Related party receivable

Other assets – related party receivable primarily consist of advances to related parties and are recorded at their outstanding principal balance. Management periodically evaluates the collectability of related party receivables, including a review of aging and the financial condition of the related parties. An allowance for credit losses is recorded when management determines that collection of amounts due is not probable. No write-offs of related party receivables have been recorded to date.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Share capital

Common stock is classified as equity. Transaction costs directly attributable to the issuance of common stock are recognized as a reduction of equity, net of any related tax effects. Common stock issued for non-cash consideration is measured at fair value on the date of issuance, based on the fair value of the consideration received or, when more readily determinable, the fair value of the common stock issued.

Earnings per share

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the period. The Company does not have any potentially dilutive securities outstanding. Accordingly, diluted earnings per share is the same as basic earnings per share for all periods presented.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

Nature of Services and Performance Obligation

The Company provides customers with an integrated managed service that supports cloud and artificial intelligence–related computing needs. The services include technical consultation, service optimization, enterprise-level support, and ongoing service management. These service components are not sold separately, are highly interdependent, and together represent a single performance obligation.

Transfer of Control and Timing of Revenue Recognition

The Company satisfies its performance obligation over time, as customers simultaneously receive and consume the benefits of the services as they are performed. Accordingly, revenue is recognized over time using a measure of progress that faithfully depicts the transfer of services to the customer, generally based on actual usage incurred during the period.

Transaction Price and Variable Consideration

The transaction price is determined based on usage-based fees specified in the applicable customer agreement or purchase order. Usage-based consideration is recognized in the period in which the related services are performed and the usage occurs. To the extent applicable, variable consideration is constrained to amounts for which it is probable that a significant reversal of cumulative revenue recognized will not occur.

Principal versus Agent Considerations

The Company acts as principal in providing the integrated managed service, as it is primarily responsible for fulfilling the service commitments to customers and retains control over the delivery of the services, including the selection, coordination, and management of any third-party infrastructure or tools used in providing the services. Accordingly, revenue is recognized on a gross basis.

Cost of Revenue

Cost of revenue consists primarily of fees charged by third-party cloud service providers for computing, storage, and related infrastructure resources utilized in delivering the Company’s integrated managed services to customers.

General and Administrative Expenses

General and administrative expenses consist primarily of payment processing fees, professional service fees, travel and entertainment expenses, office and administrative costs, and other general corporate expenses incurred in supporting the Company’s operations.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Income Taxes

The Company accounts for income taxes pursuant to the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax assets and liabilities are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. Federal, state, and foreign income taxes are provided based on statutory rates.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the Tax Act) was signed into law. The Tax Act requires an entity to make an accounting policy election of either (1) treating taxes due on future U.S. inclusions in taxable income related to Global Intangible Low Taxed Income (GILTI) as a current period expense when incurred (the period cost method) or (2) factoring such amounts into an entity’s measurement of its deferred taxes (the deferred method). The Company has elected to treat taxes due on future U.S. inclusions in taxable income related to GILTI as a current period expense when incurred using the period cost method.

The Company accounts for uncertainty in income taxes using a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by the taxing authorities. The amount recognized is measured as the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate audit settlement.

The Company recognizes interest and penalties, if any, associated with income tax matters as part of income tax expense on Statements of Operations and includes accrued interest and penalties with the related income tax liability in Other current liabilities on the Balance Sheets.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Company’s financial assets consist of cash, marketable securities, accounts receivable, and amounts due from related parties.

Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company did not hold any cash equivalents as of September 30, 2025 or September 30, 2024. Accordingly, cash as reported on the balance sheets and statements of cash flows consists entirely of demand deposits held at financial institutions. These are stated at cost, which approximates fair value due to their short-term nature.

Marketable Securities

The Company’s marketable securities consist of certificates of deposit with original maturities greater than three months at the date of purchase. These investments are not classified as cash due to their original maturity dates. Marketable securities are classified as current or non-current based on their contractual maturity dates and the availability of funds for use in current operations. Interest income is recognized when earned and is included in other income (expense), net, in the accompanying statements of operations. The Company evaluates marketable securities for impairment at each reporting date and recognizes any impairment losses, if any, in the statements of operations. As of September 30, 2025 and 2024, no unrealized gains or losses or impairment charges had been recognized related to the Company’s marketable securities.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Accounts Receivable and Due from Related Party

Accounts receivable and amounts due from related parties are recorded at the invoiced amount and do not bear interest. The Company evaluates the collectability of its receivables based on specific customer circumstances, current economic trends, and historical payment patterns. An allowance for credit losses is established when management believes that collection of amounts due is doubtful. The allowance for credit losses is measured using an expected credit loss model in accordance with ASC 326, Financial Instruments - Credit Losses. Receivables are written off against the allowance when management determines that further collection efforts will not result in recovery.

Financial liabilities

The Company’s financial liabilities consist of accounts payable and accrued expenses and other payables. These liabilities are initially recognized at the amount of consideration received, net of directly attributable transaction costs, if any. Subsequently, financial liabilities are measured at amortized cost using the effective interest method.

Fair Value of Financial Instruments

– FASB ASC 820 – Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. In accordance with ASC 820, we have categorized our financial assets and liabilities based on the priority of the inputs to the valuation technique into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded in the accompanying balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 – Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial instruments whose values are based on prices or valuation techniques which require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

The Company’s financial instruments consist of cash and marketable securities. The fair value of cash approximate their carrying values either due to their current nature or current market rates for similar instruments. The carrying values of marketable securities approximate fair value based on current market rates for similar instruments. Cash are measured at fair value on a recurring basis using Level 1 inputs. Marketable securities are measured at fair value on a recurring basis using Level 2 inputs.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, marketable securities and accounts receivable. The Company maintains its cash and marketable securities with financially reputable financial institutions. While deposits may, at times, exceed federally insured limits, management does not believe the Company is exposed to significant credit risk with respect to these balances.

The Company’s revenue is highly concentrated among a limited number of customers. For the year ended September 30, 2025, two customers accounted for approximately 100% of the Company’s total revenue. For the year ended September 30, 2024, one customer accounted for approximately 100% of the Company’s total revenue. As of September 30, 2025 and 2024, these customers represented substantially all of the Company’s accounts receivable.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Recent Accounting Pronouncements – Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07). ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024, with early application permitted. The Company adopted the standard on a retrospective basis with an effective date for the year ended September 30, 2025. Refer to Note 8. Segment and Geographical Information in the financial statements for related disclosures.

Recent Accounting Pronouncements – Pending Adoption

In October 2023, the FASB issued ASU 2023 06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023 06 to have a material impact on its financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which enhances the transparency of income tax disclosures. The amendments in ASU 2023-09 requires (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating ASU 2023-09 to determine the impact it may have on its financial statements disclosures.

In November 2024, the FASB issued ASU 2024 - 03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Disaggregation of Income Statement Expenses. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, for all public business entities. In January 2025, the FASB issued ASU 2025 - 01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Clarifying the Effective Date. The amendment in this Update amends the effective date of Update 2024 - 03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024 - 03 is permitted. The Company is currently evaluating ASU 2023 - 09 to determine the impact it may have on its financial statements disclosures.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

Goodvision AI Inc [Member]
SignificantAccountingPoliciesLineItem [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 4. Summary of Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited condensed consolidated financial statements are the same as those applied in the Company’s annual audited financial statements for the fiscal year ended September 30, 2025, unless otherwise noted below.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make, on an ongoing basis, estimates, judgments, and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and judgments made by management include, but are not limited to: (i) revenue recognition, including the identification of performance obligations and the measurement of variable consideration; (ii) expected credit losses on accounts receivable, which are evaluated on an individual basis rather than under a pooled model due to the Company’s limited number of customers and the significance of individual balances, as management concluded the Company’s receivables do not share sufficiently similar risk characteristics to support pooling under the Current Expected Credit Loss (“CECL”) model; (iii) income taxes, including deferred tax asset realizability and the assessment of uncertain tax positions; and (iv) commitments and contingencies, including the evaluation of potential loss exposures. Management bases its estimates on historical experience, current conditions, and various other assumptions believed to be reasonable under the circumstances. Estimates are reviewed periodically and adjusted as necessary to reflect changes in facts and circumstances.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of March 31, 2026, the Company’s cash equivalents consisted of short-term U.S. government treasury securities of approximately $90,000. The Company did not hold any cash equivalents as of September 30, 2025. Apart from the cash equivalents described above, cash and cash equivalents as reported on the condensed consolidated balance sheets and statements of cash flows consists of demand deposits held at financial institutions. The Company did not have any restricted cash as of March 31, 2026 or September 30, 2025.

Accounts Receivable and Expected Credit Losses

Accounts receivable are recorded at invoiced amounts and do not bear interest. The Company evaluates expected credit losses in accordance with ASC Topic 326, Financial Instruments — Credit Losses. Due to the Company’s limited number of customers and the significance of individual balances, management evaluates expected credit losses on an individual receivable basis rather than a pooled methodology, as the Company’s receivables do not share sufficiently similar risk characteristics to support pooling under the CECL model. No allowance for expected credit losses was recorded as of March 31, 2026 or September 30, 2025. In evaluating expected credit losses, management considers each customer’s payment history, current financial condition, and current and forecasted economic conditions, and reviews the aging of receivable balances. The Company’s customers have historically paid amounts owed in full, and the Company has not incurred any credit losses or write-offs to date. Although accounts receivable is concentrated among a limited number of customers and the balance increased substantially as of March 31, 2026 in connection with the launch of the AI Inference Services offering, management determined that no allowance was required based on these factors and the absence of any indicators of impairment or collectability concerns. See Note 6 for further information regarding the Company’s accounts receivable and the related credit loss assessment.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. The Company’s integrated managed services represent a single performance obligation satisfied over time as the customer simultaneously receives and consumes the benefits of the services. Revenue is recognized monthly based on actual usage incurred during the period, calculated using fixed contractual rates per unit of usage (output method per ASC 606-10-55-18). The Company acts as principal and records revenue on a gross basis. Amounts earned but not yet billed are recorded as unbilled accounts receivable. See Note 5 for additional details.

Cost of Revenue

Cost of revenue consists primarily of fees charged by third-party cloud service providers for computing, storage, and related infrastructure resources utilized in delivering the Company’s integrated managed services to customers.

Interest and Other Income, Net

Interest and other income, net consists of interest income earned on the Company’s cash and cash equivalents balances and cash-back rewards earned on the Company’s credit card spend on operating purchases. For the three and six months ended March 31, 2026, interest and other income, net consisted solely of credit card cash-back rewards, as the Company did not earn material interest income during the period. For the three and six months ended March 31, 2025, interest and other income, net consisted solely of interest income earned on cash balances.

Income Taxes

The Company accounts for income taxes pursuant to the asset and liability method in accordance with ASC 740, Income Taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to periods in which those differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. Federal, state, and foreign income taxes are provided based on statutory rates. The Tax Cuts and Jobs Act of 2017 requires an entity to elect either (1) treating taxes due on future U.S. inclusions in taxable income related to Global Intangible Low Taxed Income (GILTI) as a current period expense (the period cost method) or (2) factoring such amounts into deferred taxes (the deferred method). The Company has elected the period cost method. The Company accounts for uncertainty in income taxes using a recognition threshold requiring that a tax position must be more likely than not to be sustained upon examination before it can be recognized, measured at the largest amount of benefit greater than 50% likely of being realized upon ultimate audit settlement. The Company recognizes interest and penalties related to uncertain tax positions, if any, as part of income tax expense.

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value in accordance with ASC 820. Cash and cash equivalents are measured on a recurring basis using Level 1 inputs (unadjusted quoted prices in active markets). The Company’s accounts receivable and accounts payable approximate their carrying values given their short-term nature.

Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The Company’s financial assets consist of cash and cash equivalents, accounts receivable, and amounts due from related parties. Cash and cash equivalents are stated at cost, which approximates fair value. Accounts receivable and amounts due from related parties are recorded at the invoiced or transaction amount, do not bear interest, and are evaluated for collectability based on specific customer circumstances, current economic trends, and historical payment patterns. The Company’s financial liabilities consist of accounts payable, accrued expenses, other payables, and short-term loans payable, which are initially recognized at the amount of consideration received and subsequently measured at amortized cost.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist primarily of advances to suppliers for future services to be performed and prepayments made to third-party vendors for future services in support of the Company’s AI Inference Services, which commenced operations in March 2026. These amounts are generally refundable or may be applied against future invoices from such vendors, are short-term in nature, and are recorded at their outstanding balance. As of March 31, 2026, prepaid expenses and other current assets were $211,571, consisting of $39,676 of prepayments to suppliers and $171,895 of advance payments to third-party vendors. For any prepayments that management determines will not result in receipt of services or a refund, the Company recognizes an allowance to reserve such balances. Management reviews prepayments on a regular basis. No allowance was recorded as of March 31, 2026 or September 30, 2025.

Due From Related Party

Due from related party receivable primarily consist of advances to related parties and are recorded at their outstanding principal balance. Management periodically evaluates the collectability of related party receivables, including a review of aging and the financial condition of the related parties. An allowance for credit losses is recorded when management determines that collection of amounts due is not probable. No write-offs of related party receivables have been recorded to date.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. During the six months ended March 31, 2026, the Company acquired computer equipment and office equipment with an aggregate cost of $15,792. Depreciation expense of $1,000 was recorded for the six months ended March 31, 2026.

Share Capital

Common stock is classified as equity. Transaction costs directly attributable to the issuance of common stock are recognized as a reduction of equity, net of any related tax effects. Common stock issued for non-cash consideration is measured at fair value on the date of issuance, based on the fair value of the consideration received or, when more readily determinable, the fair value of the common stock issued.

Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. The Company does not have any potentially dilutive securities outstanding. Accordingly, diluted net income (loss) per share is the same as basic net income (loss) per share for all periods presented.

Short-term Loans Payable

Short-term loans payable consist of unsecured borrowings from related parties used to fund working capital and general business operations. The loans are recorded at their outstanding principal balance. Certain loans are interest-free, while others bear simple interest at a stated rate; interest on interest-bearing loans is accrued and recorded as interest expense as incurred. All such loans mature within twelve months of the balance sheet date and are classified as current liabilities. See Note 8 for further details on the counterparties, principal amounts, interest rates, and maturity dates of the Company’s short-term borrowings.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The Company adopted the standard effective October 1, 2025. As the Company operates as a single reportable segment, adoption did not materially affect the Company’s financial statement disclosures. See Note 11.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative,” which incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification. For entities subject to existing SEC disclosure requirements, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. If by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and will not become effective. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating ASU 2023-09 to determine the impact it may have on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating ASU 2024-03 to determine the impact it may have on its financial statement disclosures.